CONSOLIDATED STATEMENT OF CHANGES IN EQUITY € in Millions, $ in Millions	Attributable to the owner of the parent USD ($)	Share capital USD ($)	Share premium USD ($)	Treasury shares USD ($)	Total Other reserves USD ($)	Retained earnings USD ($)	Non-controlling interests USD ($)	USD ($)	EUR (€)
Balance at beginning of the period at Dec. 31, 2021	$ 286	$ 7	$ 5,992		$ (5,593)	$ (120)		$ 286
(Loss)/profit for the year	237					237		237	€ 224
Total other comprehensive income/(expense) for the period	77				52	25		77
Hedging gains transferred to cost of inventory	(116)				(116)			(116)
Shares acquired by AMPSA (Treasury shares)	(35)			$ (35)				(35)
Cancellation of Treasury shares				$ 35		(35)
Preferred Shares Issued	257	260	(3)					257
Dividends (Note 26)	(251)					(251)		(251)
Balance at end of the period at Dec. 31, 2022	455	267	5,989		(5,657)	(144)		455
(Loss)/profit for the year	(50)					(50)		(50)	(46)
Total other comprehensive income/(expense) for the period	(64)				(52)	(12)		(64)
Hedging losses transferred to cost of inventory	29				29			29
NOMOQ acquisition (Note 11)/NOMOQ put and call liability (Note 22)	(7)				(7)		$ 6	(1)
Dividends (Note 26)	(263)					(263)		(263)
Balance at end of the period at Dec. 31, 2023	100	267	5,989		(5,687)	(469)	6	106	96
(Loss)/profit for the year	(3)					(3)		(3)	(3)
Total other comprehensive income/(expense) for the period	21				23	(2)		21
Hedging losses transferred to cost of inventory	2				2			2
NOMOQ put and call liability (Note 22)	2				2			2
Dividends (Note 26)	(264)					(264)		(264)
Balance at end of the period at Dec. 31, 2024	$ (142)	$ 267	$ 5,989		$ (5,660)	$ (738)	$ 6	$ (136)	€ (131)